PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost:	$ 22	$ 22
Accumulated depreciation and amortization:	20	17
Property and equipment, net	2	5
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	19	19
Accumulated depreciation and amortization:	17	14
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost:	3	3
Accumulated depreciation and amortization:	3	3
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization: